Annual Fund Operating Expenses	Jul. 23, 2025
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF | Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.59%
Pacer S&P MidCap 400 Quality FCF Aristocrats ETF | Pacer S&P MidCap 400 Quality FCF Aristocrats ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.49%

[1]	Estimated for the current fiscal year
[2]	Estimated for the current fiscal year